Revaluation of land and building (Details Narrative)	12 Months Ended
Sep. 30, 2024 USD ($)
Revaluation Of Land And Building
Revaluation surplus	$ 2,600
Less tax	$ 679
Capitalization Rate	0.01
Change in the value of the land and building	$ 800